Taxes - Provision, Reconciliation, and Deferred Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provisions for taxes
Current taxes	$ 1,005	$ 1,130	$ 1,258
Deferred taxes	(217)	72	(136)
Tax expense from continuing operations	788	1,202	1,122
Tax expense (benefit) from discontinued operations	(2)	1	(8)
Reconciliation of taxes:
Income from continuing operations before taxes	$ 2,840	$ 3,896	$ 4,066
Weighted-average global tax rate (as a percent)	21.80%	23.80%	22.70%
Income taxes at weighted average tax rate	$ 619	$ 929	$ 922
Items taxed at rates other than the weighted-average tax rate	(36)	146	110
Impact of non-deductible goodwill allocated to divested businesses	9	77
Changes in valuation allowance, net	57	52	31
Effects of changes in tax laws and enacted tax rates		(52)	1
Other, net	139	50	58
Tax expense from continuing operations	$ 788	$ 1,202	$ 1,122
Effective tax rate for the year (as a percent)	27.70%	30.90%	27.60%
Tax credit from research and development activities	$ 50
Income tax reconciliation changes enacted in double tax treaties		$ 62
Reconciliation of taxes, non deductible expenses	52	45	$ 71
Income tax reconciliation due to interpretation of tax law and double tax treaty agreement	74
Gain on sale of businesses applicable income taxes		279
Net (gain) loss from sale of businesses	(20)	543	(16)
Deferred tax assets:
Unused tax losses and credits	623	644
Provisions and other accrued liabilities	887	825
Pension	528	671
Inventories	267	297
Property, plant and equipment and other non-current assets	282	265
Other	89	112
Total gross deferred tax asset	2,676	2,814
Valuation allowance	(606)	(600)
Total gross deferred tax asset, net of valuation allowance	2,070	2,214
Deferred tax liabilities:
Property, plant and equipment	(279)	(343)
Intangibles and other non-current assets	(721)	(766)
Pension and other accrued liabilities	(143)	(191)
Inventories	(91)	(118)
Other current assets	(139)	(149)
Unremitted earnings	(523)	(612)
Other	(84)	(76)
Total gross deferred tax liability	(1,980)	(2,255)
Net deferred tax asset (liability)	90
Net deferred tax asset (liability)		(41)
Included in:
"Deferred taxes"-current assets	881	902
"Deferred taxes"-non-current assets	423	511
"Deferred taxes"-current liabilities	(249)	(289)
"Deferred taxes"-non-current liabilities	(965)	(1,165)
Net deferred tax asset (liability)	90
Net deferred tax asset (liability)		(41)
Unused tax losses and credits, valuation allowance	127	151
Foreign subsidiary retained earnings permanently reinvested	500	100
Net operating loss carry-forwards, available to certain subsidiaries	2,144
Tax credits, available to certain subsidiaries	92
Expiring through 2035
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	1,285
Tax credits, available to certain subsidiaries	73
Asia
Reconciliation of taxes:
Changes in valuation allowance, net	$ 21
Central Europe and South America
Reconciliation of taxes:
Changes in valuation allowance, net			104
Central Europe
Reconciliation of taxes:
Changes in valuation allowance, net			$ (42)
South America
Reconciliation of taxes:
Changes in valuation allowance, net		$ 31